ENTITY-WIDE DISCLOSURE (Schedule Of Net Sales By Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	$ 206,107	$ 156,361	$ 100,162
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	149,488	124,199	81,063
Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	$ 56,619	$ 32,162	$ 19,099